Loan Receivable (Disclosure of loan receivable) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loan Receivable [Abstract]
Opening balance	$ 644,990	$ 1,833,979
Funds received, net of advances granted	(467,976)	67,124
Shares for debt	0	(1,290,000)
Interest receivable	29,933	33,887
Ending receivable balance - classified as current	$ 206,947	$ 644,990